UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
 (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Nelson N. Lee
Capital International, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(Name and Address of Agent for Service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EMERGING MARKETS GROWTH FUND

Investment Portfolio		unaudited
September 30, 2010

Equity securities		Value
	Shares	(000)

Asia-Pacific - 55.47%

China - 16.82%
361 Degrees International Ltd. (Hong Kong)	10,767,000	$10,824
Alibaba.com Ltd. (Hong Kong) (1)	18,207,000	37,923
Anhui Conch Cement Co. Ltd.	7,307,436	24,745
Anhui Conch Cement Co. Ltd. (Hong Kong)	10,050,000	45,484
ANTA Sports Products Ltd. (Hong Kong)	20,200,600	46,721
Bank of China Ltd. (Hong Kong)	387,604,000	202,921
BaWang International (Group) Holding Ltd. (Hong Kong)	42,466,000	18,810
Beijing Enterprises Holdings Ltd. (Hong Kong)	6,305,500	44,862
BYD Co. Ltd. (Hong Kong)	1,380,200	11,033
Changyou.com Ltd., Class A (ADR) (1)	400,076	11,002
China Construction Bank Corp. (Hong Kong)	124,186,600	108,599
China Dongxiang (Group) Co. Ltd. (Hong Kong)	37,013,000	21,236
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	6,937,600	14,995
China Life Insurance Co. Ltd.	1,407,973	4,529
China Life Insurance Co. Ltd. (Hong Kong)	20,530,000	81,380
China Longyuan Power Group Corp. Ltd. (Hong Kong) (1)	36,280,000	36,007
China Mengniu Dairy Co. (Hong Kong)	18,625,000	57,503
China Mobile Ltd. (Hong Kong)	3,143,000	32,143
China National Offshore Oil Corp. (Hong Kong)	4,864,000	9,443
China Overseas Land & Investment Ltd. (Hong Kong)	27,299,206	57,776
China Railway Construction Corp. Ltd.	543,800	602
China Railway Construction Corp. Ltd. (Hong Kong)	64,166,000	86,172
China Railway Group Ltd. (Hong Kong)	11,951,000	9,366
China Resources Enterprise Ltd. (Hong Kong)	2,540,000	11,507
China Resources Land Ltd. (Hong Kong)	1,867,000	3,797
China Shanshui Cement Group Ltd. (Hong Kong)	20,206,000	12,397
China Shenhua Energy Co. Ltd.	1,309,200	4,623
China Shenhua Energy Co. Ltd. (Hong Kong)	68,308,000	281,701
China South Locomotive & Rolling Stock Corp. Ltd. (Hong Kong)	39,298,000	37,178
China Vanke Co. Ltd.	1,527,100	1,916
China Yurun Food Group Ltd. (Hong Kong)	13,751,000	51,022
Ctrip.com International, Ltd. (ADR) (1)	266,060	12,704
ENN Energy Holdings Ltd. (Hong Kong)	4,630,000	13,273
Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong) (1)	15,126,000	31
GCL-Poly Energy Holdings Ltd. (Hong Kong) (1)	46,284,000	14,257
Giant Interactive Group Inc. (ADR)	2,005,050	12,872
Hengan International Group Co. Ltd. (Hong Kong)	3,817,500	37,952
Hopewell Highway Infrastructure Ltd. (Hong Kong)	4,088,400	3,175
Industrial and Commercial Bank of China Ltd.	28,272,300	17,065
Industrial and Commercial Bank of China Ltd. (Hong Kong)	292,342,000	217,348
Kingboard Chemical Holdings Ltd. (Hong Kong)	5,376,100	27,141
Kingboard Laminates Holdings Ltd. (Hong Kong)	49,088,000	49,935
Lenovo Group Ltd. (Hong Kong)	34,706,000	21,348
Li Ning Co. Ltd. (Hong Kong)	31,558,000	95,791
Longfor Properties Co. Ltd. (Hong Kong)	44,198,000	50,073
Lonking Holdings Ltd. (Hong Kong)	39,667,000	40,017
Man Wah Holdings Ltd. (Hong Kong)	19,111,000	22,957
Mindray Medical International Ltd., Class A (ADR)	359,500	10,630
Minth Group Ltd. (Hong Kong)	23,980,000	47,846
NetDragon Websoft Inc. (Hong Kong)	6,497,500	3,245
NetEase.com, Inc. (ADR) (1)	204,300	8,058
New Oriental Education & Technology Group Inc. (ADR) (1)	210,500	20,541
Nine Dragons Paper (Holdings) Ltd. (Hong Kong)	34,715,200	60,139
Parkson Retail Group Ltd. (Hong Kong)	7,067,000	12,244
Perfect World Co. Ltd., Class B (ADR) (1)	664,000	17,038
Ports Design Ltd. (Hong Kong)	9,926,500	27,259
Shanda Games Ltd., Class A (ADR) (1)	1,224,300	6,562
Shanghai Forte Land Co. Ltd. (Hong Kong)	7,550,000	2,256
Shanghai Zhixin Electric Co. Ltd.	4,305,267	12,134
Suntech Power Holdings Co. Ltd. (ADR) (1)	2,889,500	27,855
Tencent Holdings Ltd. (Hong Kong)	1,634,400	35,562
Tingyi (Cayman Islands) Holding Corp. (Hong Kong)	13,306,000	36,616
Weichai Power Co. Ltd. (Hong Kong)	9,310,600	98,406
Wumart Stores, Inc. (Hong Kong)	17,951,384	42,852
Zhongsheng Group Holdings Ltd. (Hong Kong) (1)	24,391,000	58,786
Zhuzhou CSR Times Electric Co. Ltd. (Hong Kong)	5,717,000	18,334
		2,560,519

Hong Kong - 1.68%
ASM Pacific Technology Ltd.	1,907,700	17,015
BOC Hong Kong (Holdings) Ltd.	5,139,000	16,294
First Pacific Co. Ltd.	71,487,658	64,958
Hopewell Holdings Ltd.	12,238,500	39,561
Sands China Ltd. (1)	11,954,000	21,571
United Company RUSAL PLC (1)	43,028,000	50,785
VTech Holdings Ltd.	1,860,000	19,011
Wynn Macau, Ltd. (1)	14,932,800	25,771
		254,966

India - 11.16%
Ambuja Cements Ltd.	7,274,930	22,774
Apollo Hospitals Enterprise Ltd.	2,445,932	24,726
Apollo Hospitals Enterprise Ltd. (GDR)	467,600	4,727
Bharat Electronics Ltd.	380,971	14,730
Bharti Airtel Ltd.	26,326,360	214,756
Colgate-Palmolive Ltd.	424,489	8,232
Cox and Kings Ltd.	1,624,647	20,559
Cox and Kings Ltd. (GDR)	226,602	2,868
Cummins India Ltd.	1,182,073	19,346
DLF Ltd.	29,690,901	249,559
Future Mall Management Ltd. (1)	118,381	134
GMR Infrastructure Ltd. (1)	5,784,000	7,315
HDFC Bank Ltd.	1,726,216	95,648
HDFC Bank Ltd. (ADR)	1,600	295
Housing Development Finance Corp. Ltd.	8,775,475	143,258
ICICI Bank Ltd.	2,486,835	61,524
ICICI Bank Ltd. (ADR)	1,136,100	56,635
Infosys Technologies Ltd.	568,267	38,553
Infrastructure Development Finance Co. Ltd.	18,377,391	82,967
ITC Ltd.	1,730,680	6,861
IVRCL Infrastructures & Projects Ltd.	3,033,944	10,810
Jain Irrigation Systems Ltd.	2,599,523	68,734
Kotak Mahindra Bank Ltd.	1,421,200	15,071
McLeod Russel India Ltd.	3,634,012	18,815
Multi Screen Media Private Ltd. (acquired 5/15/00, cost: $107,294,000) (1) (2)	284,195	19,234
Pantaloon Retail (India) Ltd.	2,367,636	25,483
Reliance Industries Ltd.	9,982,015	219,394
Sanghvi Movers Ltd.	424,846	1,678
Shopper's Stop Ltd.	1,005,300	14,666
Sobha Developers Ltd.	3,594,606	30,464
Sun Pharmaceutical Industries Ltd.	296,775	13,348
United Spirits Ltd.	5,139,177	179,693
Wipro Ltd.	609,630	6,088
		1,698,945

Indonesia - 3.30%
PT Astra International Tbk	17,231,300	109,776
PT Bank Mandiri (Persero) Tbk	90,250,000	72,995
PT Bank Rakyat Indonesia (Persero) Tbk	53,054,500	59,349
PT Indocement Tunggal Prakarsa Tbk	55,248,500	114,142
PT Semen Gresik (Persero) Tbk	93,197,000	103,539
PT Surya Citra Media Tbk	38,277,500	15,218
PT XL Axiata Tbk (1)	44,467,000	26,894
		501,913

Malaysia - 2.72%
CIMB Group Holdings Bhd.	87,306,998	230,982
Eastern & Oriental Bhd. (1)	7,469,930	2,853
Genting Bhd.	17,693,300	56,835
IJM Corp. Bhd.	48,661,279	81,788
IJM Corp. Bhd., warrants, expire October 24, 2014 (1)	4,694,327	1,977
IOI Corp. Bhd.	3,575,460	6,333
Naim Cendera Holdings Bhd.	11,661,500	13,326
S P Setia Bhd.	12,479,150	18,162
StemLife Bhd. (3)	8,331,900	1,187
		413,443

Pakistan - 0.09%
Oil and Gas Development Co. Ltd. (GDR)	791,800	13,435

Philippines - 1.06%
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (2)	724,790	-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (2)	241,431	-
Energy Development Corp.	748,234,750	103,637
International Container Terminal Services, Inc.	29,660,688	25,910
Philippine Airlines, Inc. (acquired 3/31/97, cost: $0) (1) (2)	68,631,450	-
Philippine Long Distance Telephone Co.	311,320	18,573
Philippine Long Distance Telephone Co. (ADR)	227,900	13,642
		161,762

Singapore - 0.91%
Ascendas India Trust	28,651,500	21,768
CapitaMalls Asia Ltd.	7,280,000	11,981
CapitaRetail China Trust	8,476,000	8,063
Noble Group Ltd.	14,007,000	20,135
Olam International Ltd.	3,331,190	8,252
Wilmar International Ltd.	15,064,420	68,796
		138,995

South Korea - 9.11%
Cheil Worldwide Inc.	727,250	8,616
Hankook Tire Co., Ltd.	2,498,660	72,206
Hite Brewery Co., Ltd.	106,183	11,827
Hynix Semiconductor Inc. (1)	3,638,600	70,805
Hyundai Mobis Co., Ltd.	335,649	75,654
Korea Exchange Bank	3,678,400	44,690
Korean Reinsurance Co.	2,204,745	21,947
KT&G Corp.	509,517	30,386
LG Chem, Ltd.	1,109,080	324,394
LG Display Co., Ltd.	2,742,530	94,952
LG Electronics Inc.	395,835	33,362
LG Electronics Inc., nonvoting preferred	396,548	13,181
LG Fashion Corp.	605,960	18,103
LG Household & Health Care Ltd.	52,599	19,421
NHN Corp. (1)	57,187	9,830
OCI Co., Ltd.	75,447	23,391
Samsung Electronics Co., Ltd.	292,198	199,120
Samsung Electronics Co., Ltd. (GDR)	639,548	220,178
Shinhan Financial Group Co., Ltd.	2,161,063	82,731
SK Telecom Co., Ltd.	78,048	11,739
		1,386,533

Sri Lanka - 0.02%
Dialog Axiata PLC (1)	29,791,880	3,353

Taiwan - 6.16%
Acer Inc.	14,451,923	36,708
Cathay Financial Holding Co., Ltd.	35,975,100	54,908
CTCI Corp.	18,759,000	20,614
Delta Electronics, Inc.	48,961,874	204,437
Hon Hai Precision Industry Co., Ltd.	42,855,373	161,056
Hon Hai Precision Industry Co., Ltd. (GDR)	1,760,764	13,561
HTC Corp.	2,166,193	49,135
Phison Electronics Corp.	1,238,681	6,023
SinoPac Financial Holdings Co., Ltd.	70,464,000	26,379
Synnex Technology International Corp.	9,629,704	22,309
Taiwan Mobile Co., Ltd.	14,427,422	29,781
Taiwan Semiconductor Manufacturing Co., Ltd.	106,092,680	210,467
Tripod Technology Corp.	14,343,877	54,597
Wintek Corp. (1)	29,928,000	46,858
		936,833

Thailand - 2.41%
Advanced Info Service PCL	5,634,800	17,665
Banpu PCL	11,318,400	268,555
Banpu PCL, nonvoting depository receipt	106,200	2,501
Bumrungrad Hospital PCL (3)	43,774,600	50,462
CP ALL PCL	19,576,600	27,263
		366,446

Vietnam - 0.03%
Vietnam Enterprise Investments Ltd., redeemable (acquired 9/20/01, cost: $4,515,000) (1) (2)	1,630,227	3,179
Vietnam Resource Investment (Holdings) Ltd. (acquired 6/15/07, cost: $11,302,000) (1) (2)	1,108,000	1,385
		4,564

Latin America - 17.15%

Argentina - 0.00%
Grupo Financiero Galicia SA, Class B (1)	5	-

Brazil - 11.35%
ALL - América Latina Logística SA, units	1,742,240	17,618
Anhanguera Educacional Participações SA, units	2,331,500	41,352
CESP - Cia. Energética de São Paulo, Class B, preferred nominative	5,753,060	86,024
Cía. de Bebidas das Américas - AmBev, preferred nominative	7,211	874
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	320,600	39,684
Cia. de Concessões Rodoviárias, ordinary nominative	4,237,200	109,311
Cia. Energética de Minas Gerais - CEMIG, preferred nominative	3,063,446	49,700
Cielo SA, ordinary nominative	7,487,700	65,185
Dufry AG (BDR) (1)	607,756	58,333
Eletropaulo Metropolitana Eletricidade de São Paulo SA, Class B, preferred nominative	66,400	1,185
Hypermarcas SA, ordinary nominative (1)	8,863,100	137,713
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,534,690	85,469
Itaúsa - Investimentos Itaú SA, preferred nominative	19,738,946	150,725
Marfrig Alimentos SA, ordinary nominative	3,713,240	37,835
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative (1)	3,673,800	36,499
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	6,636,100	240,691
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	2,831,827	92,941
Redecard SA, ordinary nominative	7,052,800	109,418
Telemar Norte Leste SA, Class A, preferred nominative (1)	300,800	7,982
Tele Norte Leste Participações SA, preferred nominative (1)	1,219,200	17,438
Tele Norte Leste Participações SA, preferred nominative (ADR) (1)	3,385,300	47,665
TIM Participações SA, ordinary nominative (1)	11,466,921	49,202
Usinas Siderúrgicas de Minas Gerais SA - USIMINAS, ordinary nominative	482,100	7,343
Usinas Siderúrgicas de Minas Gerais SA - USIMINAS, Class A, preferred nominative	1,137,740	15,264
Vale SA, ordinary nominative (ADR)	8,400	263
Vale SA, Class A, preferred nominative	162,800	4,455
Vale SA, Class A, preferred nominative (ADR)	6,107,724	169,489
WEG SA, ordinary nominative	1,658,900	18,138
Wilson Sons Ltd. (BDR)	1,882,300	29,492
		1,727,288

Chile - 0.72%
Enersis SA (ADR)	1,250,744	29,405
Ripley Corp SA	17,791,042	24,940
S.A.C.I. Falabella	5,656,120	55,435
		109,780

Colombia - 0.03%
Bancolombia SA, preferred nominative (ADR)	62,400	4,095

Mexico - 5.04%
Alsea, SAB de CV, Series A	8,505,900	8,485
América Móvil, SAB de CV, Series L (ADR)	4,801,631	256,071
Bolsa Mexicana de Valores, SAB de CV, Series A	7,705,600	12,920
Carso Infraestructura y Construcción, SAB de CV, Series B-1 (1)	56,641,900	32,677
CEMEX, SAB de CV, ordinary participation certificates, units (ADR) (1)	1,467,258	12,472
Empresas ICA, SAB de CV, ordinary participation certificates (1)	3,252,651	7,916
Grupo Carso, SAB de CV, Series A-1	196,300	988
Grupo Comercial Chedraui, SAB de CV, Series B (1)	13,273,200	38,266
Grupo Financiero Inbursa, SAB de CV	25,257,357	100,014
Grupo México, SAB de CV, Series B	8,865,000	25,522
Grupo Modelo, SAB de CV, Series C	1,691,900	9,293
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	1,120,500	21,200
Impulsora del Desarrollo y el Empleo en América Latina, SAB de CV, Series B-1 (1)	41,425,500	50,263
Kimberly-Clark de México, SAB de CV, Series A	14,537,050	92,563
Teléfonos de México, SAB de CV, Series L	2,004,300	1,497
Teléfonos de México, SAB de CV, Series L (ADR)	6,500,600	97,054
		767,201

Peru - 0.01%
Cia. de Minas Buenaventura SA (ADR)	28,500	1,288

Eastern Europe and Middle East - 11.69%

Czech Republic - 0.69%
CEZ, AS	166,545	7,464
Komercní banka, AS	147,680	32,233
Telefónica O2 Czech Republic, AS	3,022,100	64,677
		104,374

Hungary - 0.33%
Magyar Telekom Telecommunications PLC	15,111,400	49,539

Israel - 1.15%
Bezeq - The Israel Telecommunication Corp. Ltd.	35,415,300	88,418
Cellcom Israel Ltd.	1,181,533	35,913
Partner Communications Co. Ltd.	1,605,304	29,799
Partner Communications Co. Ltd. (ADR)	112,000	2,045
Shufersal Ltd.	3,233,940	19,413
		175,588

Oman - 0.15%
BankMuscat (SAOG) (GDR)	2,550,790	22,828

Poland - 1.21%
Bank Zachodni WBK SA	82,659	6,112
Powszechny Zaklad Ubezpieczen SA	127,900	17,995
Telekomunikacja Polska SA	25,928,400	160,256
		184,363

Russia - 5.85%
Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost: $6,763,000) (1) (2) (3) (4) (5)	11,783,118	16,774
Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost: $20,548,000) (1) (2) (3) (4) (5)	21,690,364	28,302
Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost: $8,935,000) (1) (2) (3) (4) (5)	9,297,521	8,373
Baring Vostok Fund IV Supplemental Fund, LP (acquired 10/8/07, cost: $17,887,000) (1) (2) (3) (4) (5)	20,542,391	19,813
Evraz Group SA (GDR) (1)	3,018,982	90,568
New Century Capital Partners, LP (acquired 12/7/95, cost: $951,000) (1) (2) (4)	5,247,900	6,850
OAO Gazprom	1,334,000	6,976
OAO Gazprom (ADR)	17,503,800	368,324
OAO LUKOIL (ADR)	1,125,300	63,957
OAO TMK (GDR) (1)	247,400	4,271
OJSC Bank Saint Petersburg, Class A, 13.50% convertible preferred May 15, 2013	4,264,200	20,074
OJSC Holding Co. Sibirskiy Cement (1)	620,637	12,289
OJSC Kuzbasskaya Toplivnaya Co.	1,665,000	9,492
OJSC M.video	1,613,870	10,335
OJSC Magnit	528,953	61,885
OJSC Magnit (GDR)	420,900	10,609
OJSC Mining and Metallurgical Co. Norilsk Nickel (ADR)	992,967	16,890
OJSC Novolipetsk Steel (GDR)	562,950	20,311
OJSC Pharmstandard (GDR) (1)	347,100	7,777
OJSC Rostelecom (ADR)	885,200	23,368
Sberbank (Savings Bank of the Russian Federation)	19,552,713	54,125
X5 Retail Group NV (GDR) (1)	728,834	29,158
		890,521

Saudi Arabia - 0.29%
Almarai Co., PALMS issued by HSBC Bank plc, expires March 27, 2012 (acquired 11/23/09, cost: $39,979,000) (2)	803,800	43,413

Turkey - 2.02%
Aktaş Elektrik Ticaret AŞ (1)	4,273	-
Anadolu Efes Biracilik ve Malt Sanayii AŞ	6,566,596	102,533
Coca-Cola İçecek AŞ, Class C	1,300,245	15,901
Enka Insaat ve Sanayi AS	6,057,444	26,349
Selçuk Ecza Deposu Ticaret ve Sanayi AŞ, Class B	988,104	1,735
Sinpaş Gayrimenkul Yatirim Ortakligi AŞ (1)	324,386	444
Türk Telekomünikasyon AŞ, Class D	16,862,827	75,687
Türkiye Garanti Bankasi AŞ	10,325,100	59,853
Yapi ve Kredi Bankasi AS (1)	7,179,186	24,783
		307,285

Africa - 4.85%

Egypt - 0.12%
Commercial International Bank (Egypt) S.A.E.	2,520,332	18,810

Morocco - 0.09%
Holcim (Maroc) SA	46,585	14,373

South Africa - 4.64%
AngloGold Ashanti Ltd.	1,348,997	62,447
AngloGold Ashanti Ltd. (ADR)	1,706,297	78,899
Anglo Platinum Ltd. (1)	173,543	16,438
Harmony Gold Mining Co. Ltd.	3,791,302	42,645
Harmony Gold Mining Co. Ltd. (ADR)	4,481,213	50,593
Impala Platinum Holdings Ltd.	780,187	20,125
MTN Group Ltd.	6,194,655	111,938
Mvelaphanda Resources Ltd. (1)	2,578,176	16,442
Pretoria Portland Cement Co. Ltd.	610,875	2,801
Sappi Ltd. (1)	20,712,312	106,566
Sappi Ltd. (ADR) (1)	1,308,900	6,780
Sasol Ltd.	2,203,811	98,828
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $3,767,000) (1) (2) (3) (4) (5)	27,594,065	20,864
Standard Bank Group Ltd.	2,234,442	35,557
Telkom SA Ltd.	3,687,240	20,324
Wilson Bayly Holmes - Ovcon Ltd.	857,080	15,366
		706,613

Other markets - 4.09%

Australia - 0.71%
Aquarius Platinum Ltd.	3,506,725	18,786
Oil Search Ltd.	5,000,356	29,760
Paladin Energy Ltd (1)	17,326,409	60,125
		108,671

Canada - 0.70%
Centerra Gold Inc.	1,851,400	29,870
CIC Energy Corp. (1)	514,700	2,997
Farallon Mining Ltd. (1)	18,813,300	8,137
Ivanhoe Mines Ltd. (1)	400,000	9,364
Platmin Ltd. (1)	17,419,400	16,760
Platmin Ltd. (CDI) (1)	6,481,100	6,159
Uranium One Inc. (1)	9,727,400	32,806
		106,093

United Kingdom - 1.27%
Anglo American PLC	2,811,800	111,891
Ferrexpo PLC	348,693	1,693
Gem Diamonds Ltd. (1)	4,313,436	13,480
Kazakhmys PLC	258,790	5,921
Lonrho PLC (1)	52,947,100	9,152
Namakwa Diamonds Ltd. (1)	3,605,500	2,297
Petra Diamonds Ltd. (CDI) (1)	12,730,000	16,557
SABMiller PLC	853,100	27,295
Volga Gas PLC (1)	2,618,946	5,060
		193,346

United States of America - 0.90%
Freeport-McMoRan Copper & Gold Inc.	218,505	18,658
Genpact Ltd. (1)	6,672,563	118,305
		136,963

Multinational - 0.51%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $3,593,000) (2) (3) (4) (5)	55,999,402	8,557
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost:$35,617,000) (2) (3) (4) (5)	48,831,127	47,454
International Hospital Corp. Holding NV (acquired 9/25/97, cost: $8,011,000) (1) (2) (3)	609,873	3,434
International Hospital Corp. Holding NV, Class B, convertible preferred (acquired 2/12/07, cost: $3,504,000) (1) (2) (3)	622,354	3,504
International Hospital Corp. Holding NV, warrants, expire June 30, 2011 (acquired 12/24/08, cost:$0) (1) (2) (3)	31,867	-
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (2) (3) (4)	279,240	474
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) ((1) (2) (3) (4)	3,810,369	6,461
Pan-African Investment Partners II Ltd., Class A (acquired 6/20/08, cost: $11,883,000) (2) (3) (4) (5)	3,800	6,954
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $197,000) (1) (2) (3) (4)	600,000	25
		76,863

Miscellaneous - 3.10%
Equity securities in initial period of acquisition		471,917

Total equity securities (cost: $10,005,964,000)		14,662,919

Bonds and notes	Principal amount	Value
	(000)	(000)

Asia-Pacific - 0.03%

China - 0.02%
Fu Ji Food and Catering Services Holdings Ltd. 0% convertible bonds, October 18, 2010 (6)	CNY 93,400	$3,769

Malaysia - 0.01%
Eastern & Oriental Bhd. 8.00% convertible bonds, November 16, 2019	MYR 3,753	1,410

Latin America - 0.20%

Argentina - 0.13%
Republic of Argentina Index-Linked, Payment-in-Kind Bond, 10.031% December 31, 2033 (7)	ARS 64,316	20,227

Mexico - 0.07%
CEMEX, SAB de CV, 4.875% convertible bonds March 15, 2015 (acquired 3/25/10, cost: $10,389,000) (2)	$10,384	10,047

Miscellaneous - 0.13%
Bonds and notes in initial period of acquisition		20,120

Total bonds and notes (cost: $66,107,000)		55,573

Short-term securities	Principal amount	Value
	(000)	(000)

Corporate short-term notes - 2.43%
Bank of Nova Scotia 0.20% due 10/4/10	85,700	85,698
Hewlett-Packard Co. 0.20% due 10/8/10	26,600	26,599
Société Générale North America, Inc. 0.205%-0.26% due 10/1-10/5/10	164,100	164,097
Straight-A Funding, LLC 0.22% due 10/8/10	44,800	44,798
Wal-Mart Stores, Inc. 0.20% due 10/6/10	48,700	48,698
		369,890

Total short-term securities (cost: $369,890,000)		369,890

Total investment securities (cost: $10,441,962,000)		15,088,382
Other assets less liabilities (including forward currency contracts)		130,507

Net assets		$15,218,889

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located and no right to demand registration exists.  As of September 30, 2010, the total value and cost of such securities were $255,097,000 and $300,374,000, respectively, and the value represented 1.68% of net assets.

(3) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940.  This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities.  New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund.  A summary of the fund's transactions in the securities of affiliated issuers during the three months ended September 30, 2010 can be found in the investment in affiliates schedule below.

(4) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund.  Therefore, the cost and market value may not be indicative of the private equity fund's performance.  For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.

(5) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(6) Security is currently in default pending restructure.
(7) Coupon rate may change periodically.

Abbreviations

Securities:
ADR - American Depositary Receipts
BDR - Brazilian Depositary Receipts
CDI - CREST Depository Interest
GDR - Global Depositary Receipts
PALMS - Participating Access Linked Middle Eastern Securities

Currencies other than U.S. dollars:
ARS - Argentine Peso
CNY - Chinese Renminbi
MYR - Malaysian Ringgit

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,917,382
Gross unrealized depreciation on investment securities	(527,406)
Net unrealized appreciation on investment securities	4,389,976
Cost of investment securities for federal income tax purposes	10,698,405

Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time on the last business day of each week and month. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table.  The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest.  However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income sector	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities	Level 1	Level 2*	Level 3*	Total
Equity securities
Asia-Pacific	$199,811	$8,222,497	$19,399	$8,441,707
Latin America	2,609,652	-	-	2,609,652
Eastern Europe / Middle East	59,534	1,638,264	80,113	1,777,911
Africa	136,272	582,660	20,864	739,796
Other markets	236,898	308,176	76,862	621,936
Miscellaneous securities	19,201	472,836	-	492,037
Bonds and notes	-	35,453	-	35,453
Short-term securities	-	369,890	-	369,890
Total	$3,261,368	$11,629,776	$197,238	$15,088,382

Forward currency contracts†	-	$(692)	-	$(692)

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions during the three months ended September 30, 2010 (dollars in thousands):

	Beginning value at 7/1/2010	Net sales	Net realized gain	Net unrealized appreciation	Net transfers into Level 3	Ending value at 9/30/2010
Investment securities	$185,768	$(583)	$3,578	$8,475	$0	$197,238

Net unrealized appreciation during the period on Level 3 investment securities held at 9/30/2010	$8,475

*Level 2 and Level 3 include investment securities with an aggregate value of $11,353,574,000 that were fair valued under guidelines adopted by authority of the fund’s board of directors.  Of this amount, securities with an aggregate value of $11,135,307,000 were fair valued as a result of significant market movements following the close of local trading and, therefore, classified as Level 2.

†Forward currency contracts are not included in the investment portfolio.

The fund owns an interest in multiple private equity funds, which are considered alternative investments in accordance with Accounting Standards Update (ASU) 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share.  The fund is permitted to use the Net Asset Value (NAV) of the private equity funds to determine the fair value of the investment in the funds as such funds do not have a readily determinable fair value and have attributes of an investment company (i.e. the primary business involves investment of pooled funds whereby ownership represents interests in partners’ capital to which a proportionate share of net assets is attributed).  Although the fund typically uses the NAV of the respective private equity funds to determine fair value of its investments, adjustments may be made to the NAV as a result of known company or market events, updated market pricing for underlying securities held in the private equity fund and/or fund transactions (i.e. drawdowns and distributions).

The following table lists the characteristics of the alternative investments held by the fund as of September 30, 2010 (dollars in thousands):

Investment type	Investment strategy	Fair value1	Unfunded commitment2	Remaining life3	Redemption terms
Private equity funds	Primarily private sector equity investments (i.e., expansion capital, buyouts) in emerging markets	$170,901	$66,192	1 to 9 years	Redemptions are not permitted. These funds distribute proceeds from the liquidation of underlying assets of the funds.

1Included as Level 3 securities in the table above presenting the fund’s valuation levels as   of September 30, 2010.

2Unfunded capital commitments represent agreements which obligate the fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined.

3Represents the remaining life of the fund term or the estimated period of liquidation.

					Dividend
					and interest
	Beginning	Purchases/	Sales/	Ending	income	Value
Issuer	shares	Additions	Reductions	shares	(000)	(000)

Affiliated issuers:
Bumrungrad Hospital	43,774,600	-	-	43,774,600	501	50,462
StemLife	8,331,900	-	-	8,331,900	-	1,187

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund*	11,783,118	-	-	11,783,118	-	16,774
Baring Vostok Private Equity Fund III*	21,690,364	-	-	21,690,364	-	28,302
Baring Vostok Capital Partners IV*	23,458,647	6,381,265	-	29,839,912	-	28,186
Capital International Global Emerging Markets Private Equity Fund*	55,999,402	-	-	55,999,402	66	8,557
Capital International Private Equity Fund IV*	48,725,871	105,256	-	48,831,127	-	47,454
International Hospital	960,417	303,677	-	1,264,094	-	6,938
New Asia East Investment Fund	4,089,609	-	-	4,089,609	-	6,935
Pan-African Investment Partners II	3,800	-	-	3,800	-	6,954
Pan Asia Special Opportunities Fund	600,000	-	-	600,000	-	25
South African Private Equity Fund III*	27,594,065	-	-	27,594,065	-	20,864

Unaffiliated issuers+:
Wintek	56,524,808	-	26,596,808	29,928,000	-	-
					$567	$222,638

*For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.
+Affiliated during the period but no longer affiliated at September 30, 2010.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: November 26, 2010

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: November 26, 2010